Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities related to these CMI discontinued operations
	December 31, 2021	December 31, 2020
Assets
Accounts receivable, net	$-	$66,043
Prepaid expenses	-	7,601
Inventory, net	-	791,868
Property and equipment, net	-	2,714,771
Goodwill	-	-
Intangible assets, net	-	2,481,128
Security deposits	-	11,522
Right of use asset, net	-	794,907
Total current assets held for sale	-	6,867,840

Total assets held for sale	$-	$6,867,840

Liabilities
Accounts payable and accrued expenses	-	211,463
Taxes payable	-	22,645
Notes payable, related parties	-	458,599
Right of use liability	-	771,578
Total liabilities held for sale	-	1,464,285
Net assets	$-	$5,403,555

Schedule of discontinued operations statements of operations
	Three Months Ended March 31,
	2022	2021

Net sales	$-	$1,695,925
Cost of goods sold, inclusive of depreciation	-	1,118,735
Gross profit	-	577,190

Operating expenses:
Personnel costs	-	154,460
Sales and marketing	-	226,347
General and administrative	-	28,988
Legal and professional fees	-	21,515
Total operating expenses	-	431,310
Gain / (loss) from operations	-	145,880

Other income (expenses):
Interest expense	-	(29,264)
Total other expenses	-	(29,264)
Net gain / (loss) from discontinued operations, before taxes	-	116,616
Income taxes	-	-
Net gain / (loss) from discontinued operations	$-	$116,616

	Year Ended December 31,
	2021	2020
Net sales	$5,891,894	$6,860,282
Cost of goods sold, inclusive of depreciation	4,132,696	4,901,237
Gross profit	1,759,198	1,959,045

Operating expenses:
Personnel costs	428,728	402,389
Sales and marketing	816,683	908,502
General and administrative	112,934	231,376
Legal and professional fees	44,092	156,782
Amortization expense	-	26,901
Total operating expenses	1,402,437	1,725,950
Gain from operations	356,761	233,095

Other income (expenses):
Interest expense	(49,803)	(153,592)
Goodwill impairment	-	(4,663,514)
Intangibles impairment	-	(361,218)
Other income	-	-
Total other income (expenses)	(49,803)	(5,178,324)
Loss on disposal of discontinued operations	(3,021,724)	(4,945,229)
Net gain / (loss) from discontinued operations, before taxes	(2,714,766)	(4,945,229)
Income taxes	(10,235)	(10,235)
Net gain / (loss) from discontinued operations	$(2,725,001)	$(4,955,464)